                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02871

                    LORD ABBETT DEVELOPING GROWTH FUND, INC.
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31/2004
                         ---------

Date of reporting period: 7/31/2004
                          ---------

ITEM 1:   REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

 2004
  ANNUAL
     REPORT

  LORD ABBETT
    DEVELOPING GROWTH FUND


FOR THE YEAR ENDED JULY 31, 2004

--------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED JULY 31, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Developing Growth Fund's (the Fund) strategies and performance for the fiscal year ended July 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q.  WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. The U.S. economy continued to show signs of improvement early in the fiscal year as domestic growth prospects and corporate profits improved. Further evidence of an economic recovery sparked the equity markets. Specifically, gross domestic product (GDP) numbers showed that the U.S. economy expanded by an impressive 8.2% annualized rate in the third quarter of 2003. This was well ahead of expectations. In addition, productivity data remained strong. However, while major indices advanced early in the third quarter, concerns over the viability of future economic growth grew as the summer of 2003 ended.

    The employment report for October 2003 showed an increase of 126,000 jobs. While the unemployment rate dropped to 5.6% in January of 2004, the data also showed lower-than-expected job creation in December 2003 and January 2004. GDP grew at a 4% annual pace in the fourth quarter of 2003, and although this was slightly below expectations, the data continued to support expectations for an improving economy. Furthermore, in the face of a strengthening equity market, debates over the direction of interest rates intensified.

    The U.S. economy continued to strengthen in the first half of calendar 2004, largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates remained stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment. In March and April, the U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March.

    Beginning in April and continuing through July, unemployment stabilized.

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The Producer Price Index (PPI) rose 0.1% in July, seasonally adjusted, after a decrease of 0.3% in June and a 0.8% rise in May. (The PPI measures wholesale prices of goods, i.e. before they are sold through retailers. It is sometimes used to predict movements in the Consumer Price Index, which is a measure of retail prices and is commonly used as a measure of inflation.) Equity prices, as measured by the S&P 500 Index, were roughly flat in April, May and June. On June 30, the Fed raised its fed funds rate from 1% to 1.25% and stocks responded positively to the widely expected Fed action. (The fed funds rate is the rate at which banks lend to each other overnight.)

    However, equity prices declined slightly in July, as investors continued to respond to uncertainties surrounding future interest-rate hikes, the continued war in Iraq, the upcoming presidential election and record-high energy prices.

Q.  HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED JULY 31, 2004?

A. For the fiscal year ended July 31, 2004, the Fund returned 2.5%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Growth Index(1), which returned 11.3% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: -3.37%, 5 Years: -4.14% and 10 Years: 10.05%.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q.  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Stock selection within the consumer discretionary sector was the most significant detractor to the Fund's performance relative to its benchmark for the fiscal year ended July 31, 2004. The consumer discretionary sector includes stocks in the consumer durables, apparel, media, hotel and leisure industries. These stocks tend to move with the economy. The Fund was hurt by underperformance of two Internet stocks: one suffered from greater competition; the other was negatively impacted by adverse

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regulatory developments. Another holding, a discount retailer, was hurt by an unanticipated slowdown in sales, and a commercial services firm disappointed due to delays in an expected rebound in wireless infrastructure spending.

    Stock selection within the materials and processing sector also negatively impacted the Fund's performance. This sector includes companies that extract or process raw materials. An environmental services company suffered as a result of supply disruptions, while a manufacturer of chemicals used in semiconductor manufacturing was hurt by poor earnings results due to a weak pricing environment. Stock selection within the healthcare sector also detracted from performance.

    On the positive side, the Fund benefited from stock selection within the energy sector. The best performing holding in this sector, an oil and gas producer, benefited from successful acquisitions. A coal producer and an energy services company also contributed to performance by delivering better than expected financial results.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

    THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of July 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: Because of ongoing market volatility, Fund performance may be subject to substantial fluctuation. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000(R) Growth Index (the "Index"), assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                THE FUND (CLASS A SHARES)      THE FUND (CLASS A SHARES)
                   AT NET ASSET VALUE         AT MAXIMUM OFFERING PRICE(1)    RUSSELL 2000(R) GROWTH INDEX(2)
August 1, 1994         $   10,000                     $    9,425                        $   10,000
Jul-1995               $   15,851                     $   14,940                        $   13,377
1996                   $   17,609                     $   16,596                        $   13,781
1997                   $   24,827                     $   23,399                        $   17,261
1998                   $   26,808                     $   25,266                        $   17,033
1999                   $   32,183                     $   30,332                        $   19,504
2000                   $   34,815                     $   32,814                        $   23,626
2001                   $   29,600                     $   27,898                        $   18,118
2002                   $   22,280                     $   20,999                        $   12,572
2003                   $   26,952                     $   25,402                        $   16,089
2004                   $   28,030                     $   26,418                        $   17,910

                              FISCAL YEAR-END 7/31
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
                SALES CHARGE FOR THE PERIODS ENDED JULY 31, 2004

                        1 YEAR      5 YEARS     10 YEARS    LIFE OF CLASS
        CLASS A(3)      -3.37%       -4.14%       10.05%              --
        CLASS B(4)      -2.05%       -3.76%          --             5.03%
        CLASS C(5)       1.94%       -3.52%          --             5.08%
        CLASS P(6)       2.47%       -3.05%          --             0.46%
        CLASS Y(7)       2.92%       -2.63%          --             1.21%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance of the unmanaged Index does not reflect transaction costs, management fees or sales charges. The performance of the Index is not necessarily representative of the Fund's performance.
(3) Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2004 is calculated using the SEC-required uniform method to compute such return.
(4) Class B shares commenced operations on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year and 1% for 5 years and the life of the class.
(5) Class C shares commenced operations on August 1, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Class P shares commenced operations on January 5, 1998. Performance is at net asset value.
(7) Class Y shares commenced operations on December 30, 1997. Performance is at net asset value.

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EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 through July 31, 2004).

ACTUAL EXPENSES

    For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 2/1/04 - 7/31/04" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING      ENDING       EXPENSES
                                                 ACCOUNT       ACCOUNT     PAID DURING
                                                  VALUE         VALUE      THE PERIOD+
                                               -----------   -----------   -----------
                                                                             2/1/04 -
                                                  2/1/04       7/31/04       7/31/04
                                               -----------   -----------   -----------
CLASS A
Actual                                         $  1,000.00   $    894.80   $      5.18
Hypothetical (5% Return Before Expenses)       $  1,000.00   $  1,019.39   $      5.52

CLASS B
Actual                                         $  1,000.00   $    892.30   $      8.19
Hypothetical (5% Return Before Expenses)       $  1,000.00   $  1,016.21   $      8.72

CLASS C
Actual                                         $  1,000.00   $    892.10   $      8.19
Hypothetical (5% Return Before Expenses)       $  1,000.00   $  1,016.21   $      8.72

CLASS P
Actual                                         $  1,000.00   $    894.10   $      5.60
Hypothetical (5% Return Before Expenses)       $  1,000.00   $  1,018.95   $      5.97

CLASS Y
Actual                                         $  1,000.00   $    896.50   $      3.49
Hypothetical (5% Return Before Expenses)       $  1,000.00   $  1,021.18   $      3.72

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.10% for Class A, 1.74% for Class B, 1.74% for Class C, 1.19% for Class P and .74% for Class Y) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JULY 31, 2004

SECTOR                           %*
Auto & Transportation           2.53%
Consumer Discretionary         20.13%
Financial Services              7.97%
Healthcare                     17.28%
Integrated Oils                  .67%
Materials & Processing          5.53%
Other Energy                    2.79%
Producer Durables               4.18%
Technology                     16.78%
Short-Term Investments         22.14%
Total                         100.00%

* Represents percent of total investments.

SCHEDULE OF INVESTMENTS
JULY 31, 2004

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 97.11%

AIR TRANSPORTATION 0.97%
EGL, Inc.*^                                               388,300   $      9,867
                                                                    ------------

BANKS: OUTSIDE NEW YORK CITY 5.99%
Cathay General Bancorp                                     63,070          4,226
East-West Bancorp, Inc.^                                  379,100         12,783
Nara Bancorp, Inc.^                                       355,940          6,364
Piper Jaffray Cos.*^                                       98,900          4,030
Silicon Valley Bancshares*^                               339,100         12,415
Southwest Bancorp of
Texas, Inc.^                                              517,440         10,530
Texas Regional
Bancshares, Inc.^                                         232,749         10,355
                                                                    ------------
TOTAL                                                                     60,703
                                                                    ------------

BIOTECHNOLOGY RESEARCH &
PRODUCTION 3.12%
Abgenix, Inc.*^                                           371,600          3,632
Cell Therapeutics, Inc.*                                  842,890          4,594
Corixa Corp.*                                             394,720          1,784
DOV Pharm, Inc.*^(a)                                      256,160          3,330
Exact Sciences Corp.*^                                    513,800          2,482
Integra Lifesciences
Holdings*^                                                317,700         10,038
Kosan Biosciences, Inc.*^                                 270,980          1,726
Vion Pharmaceuticals,
Inc.*^                                                  1,103,760          4,007
                                                                    ------------
TOTAL                                                                     31,593
                                                                    ------------

CASINOS & GAMBLING 1.09%
Scientific Games Corp.
Class A*^                                                 399,200          7,110
Shuffle Master, Inc.*^                                    121,894          3,899
                                                                    ------------
TOTAL                                                                     11,009
                                                                    ------------

CHEMICALS 1.09%
Aceto Corp.^                                              307,940          5,047
Cabot Microelectronics
Corp.*^                                                    28,830          1,023
Ultralife Batteries, Inc.*^                               303,860   $      4,981
                                                                    ------------
TOTAL                                                                     11,051
                                                                    ------------

COMMERCIAL INFORMATION
SERVICES 0.01%
Salesforce.com, Inc.*^                                      7,170             93
                                                                    ------------

COMMUNICATIONS TECHNOLOGY 1.15%
KVH Industries, Inc.*^                                    156,880          1,269
Tibco Software, Inc.*^                                  1,463,850         10,349
                                                                    ------------
TOTAL                                                                     11,618
                                                                    ------------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 10.97%
Akamai Technologies,
Inc.*^                                                    630,200          9,409
Blackboard, Inc.*^                                        322,740          5,971
Digital River, Inc.*^                                     440,200         12,370
Digitas, Inc.*^                                           660,680          4,420
eCollege.com, Inc.*^                                      312,996          3,744
Embarcadero
Technologies, Inc.*^                                      224,460          1,706
Macromedia, Inc.*^                                        202,200          4,084
Magma Design
Automation, Inc.*^                                        385,400          6,841
MicroStrategy, Inc.*^                                     182,100          7,331
Opnet Technologies, Inc.*^                                287,680          2,675
Sapient Corp.*^                                         1,793,450         12,536
SRA Int'l., Inc.*^                                        325,080         13,819
SS&C Technologies, Inc.                                   253,750          5,113
Verint Systems, Inc.*^                                    379,877         12,046
Witness Systems Inc.*^                                    180,710          2,405
Zoran Corp.*^                                             380,700          6,735
                                                                    ------------
TOTAL                                                                    111,205
                                                                    ------------

COMPUTER TECHNOLOGY 1.04%

Advanced Digital
Information Corp.*^                                       351,340          3,134
Sierra Wireless, Inc.*^(a)                                235,370          7,407
                                                                    ------------
TOTAL                                                                     10,541
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JULY 31, 2004

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
CONSUMER ELECTRONICS 1.17%
Digital Theater Systems,
Inc.*^                                                    143,920   $      3,331
Netflix, Inc.*^                                           195,700          4,012
NIC, Inc.*^                                               718,850          4,493
                                                                    ------------
TOTAL                                                                     11,836
                                                                    ------------

CONSUMER PRODUCTS 0.28%
Usana Health Services,
Inc.*^                                                     95,020          2,827
                                                                    ------------

COSMETICS 0.81%
Nu Skin Enterprises, Inc.                                 300,670          8,211
                                                                    ------------

DIVERSIFIED MANUFACTURING 2.20%
Armor Holdings, Inc.*^                                    402,990         14,709
CLARCOR, Inc.^                                            172,060          7,571
                                                                    ------------
TOTAL                                                                     22,280
                                                                    ------------

DRUGS & PHARMACEUTICALS 6.83%
Bone Care International,
Inc.*^                                                    216,779          5,439
Bradley Pharmaceuticals,
Inc.*                                                     212,900          5,012
Kos Pharmaceuticals, Inc.*^                               314,000          9,285
K-V Pharmaceutical Co.,
Class A*^                                                 275,654          4,799
Ligand Pharmaceuticals,
Inc. Class B*^                                            360,388          4,977
Medicis Pharmaceutical
Corp.^                                                    189,000          6,760
Noven Pharmaceuticals,
Inc.*^                                                    398,240          8,048
Perrigo Co.^                                              382,930          6,380
Priority Healthcare Corp.*^                               327,400          7,334
SFBC Int'l., Inc.*                                        327,500         11,148
                                                                    ------------
TOTAL                                                                     69,182
                                                                    ------------

EDUCATION SERVICES 2.19%
Bright Horizons Family
Solutions, Inc.*^                                         157,450          7,990
Strayer Education, Inc.^                                   89,940          8,762
Universal Technical
Institute, Inc.*^                                         165,440   $      5,410
                                                                    ------------
TOTAL                                                                     22,162
                                                                    ------------

ELECTRICAL & ELECTRONICS 1.26%
Plexus Corp.*^                                            682,500          7,651
Power Intergrations, Inc.*^                               254,620          5,138
                                                                    ------------
TOTAL                                                                     12,789
                                                                    ------------

ELECTRICAL EQUIPMENT &
COMPONENTS 0.73%
Littelfuse, Inc.*^                                        191,910          7,446
                                                                    ------------

ELECTRONICS 2.39%
Avid Technology, Inc.*^                                   199,400          9,320
II-VI, Inc.*^                                             194,430          5,761
Semtech Corp.*^                                           460,000          9,131
                                                                    ------------
TOTAL                                                                     24,212
                                                                    ------------

ELECTRONICS: MEDICAL SYSTEMS 2.17%
Affymetrix, Inc.*^                                        307,500          8,306
Visx, Inc.*^                                              641,800         13,741
                                                                    ------------
TOTAL                                                                     22,047
                                                                    ------------

ELECTRONICS: SEMI-CONDUCTORS/
COMPONENTS 2.04%
Formfactor, Inc.*^                                        364,200          7,313
O2Micro Int'l., Ltd.*^(a)                                 342,930          4,414
Sigmatel, Inc.*^                                          440,950          6,733
Vitesse Semiconductor
Corp.*^                                                   798,300          2,235
                                                                    ------------
TOTAL                                                                     20,695
                                                                    ------------

ELECTRONICS: TECHNOLOGY 1.40%
Sypris Solutions, Inc.^                                   289,470          3,601
Trimble Navigation Ltd.*^                                 383,000         10,636
                                                                    ------------
TOTAL                                                                     14,237
                                                                    ------------

ENERGY MISCELLANEOUS 0.59%
Penn Virginia Corp.^                                      159,300          6,004
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JULY 31, 2004

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
ENGINEERING & CONTRACTING
SERVICES 0.54%
Dycom Industries Inc.*^                                   202,320   $      5,451
                                                                    ------------

FINANCIAL DATA PROCESSING SERVICES &
SYSTEMS 2.05%
Digital Insight Corp.*^                                   134,840          2,000
Kronos, Inc.*^                                            427,298         18,767
                                                                    ------------
TOTAL                                                                     20,767
                                                                    ------------

FINANCIAL INFORMATION SERVICES 0.45%
S1 Corp.*^                                                557,536          4,611
                                                                    ------------
GOLD 0.38%
Coeur D'Alene Mines
Corp.*^                                                 1,102,200          3,814
                                                                    ------------

HEALTH & PERSONAL CARE 1.13%
Healthcare Service Group,
Inc.^                                                     378,219          6,365
Odyssey Healthcare, Inc.*^                                298,300          5,125
                                                                    ------------
TOTAL                                                                     11,490
                                                                    ------------

HEALTHCARE FACILITIES 0.31%
Icon plc ADR*                                              84,006          3,104
                                                                    ------------

HEALTHCARE MANAGEMENT
SERVICES 3.32%
Amerigroup Corp.*^                                        360,250         17,278
Centene Corp.*                                            274,370         10,700
Molina Healthcare, Inc.*^                                 171,720          5,698
                                                                    ------------
TOTAL                                                                     33,676
                                                                    ------------

INVESTMENT MANAGEMENT
COMPANIES 0.63%
National Financial
Partners Corp.^                                           188,300          6,342
                                                                    ------------

JEWELRY WATCHES & GEMSTONES 1.26%
Fossil, Inc.*^                                            529,920         12,819
                                                                    ------------

MACHINERY: INDUSTRIAL/SPECIALTY 0.95%
Nordson Corp.^                                            230,893          9,667
                                                                    ------------

MACHINERY: OIL WELL EQUIPMENT &
SERVICES 1.01%
Cal Dive Int'l., Inc.*^                                   330,400   $     10,242
                                                                    ------------

MACHINERY: SPECIALTY 1.21%
Engineered Support
Systems, Inc.^                                            218,550         12,254
                                                                    ------------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 4.67%
American Medical Systems
Holdings, Inc.*^                                          240,400          7,650
Bio-Rad Laboratories, Inc.*                               169,150          8,863
Cooper Cos., Inc. (The)^                                  144,800          8,608
Molecular Devices Corp.*^                                 230,903          4,713
Nuvasive, Inc.*^                                          435,600          4,360
Sybron Dental Specialties,
Inc.*^                                                    180,510          4,856
Techne Corp.*^                                             76,270          3,036
Wright Medical Group,
Inc.*^                                                    188,530          5,209
                                                                    ------------
TOTAL                                                                     47,295
                                                                    ------------

METAL FABRICATING 1.02%
Maverick Tube Corp.*^                                     356,700         10,287
                                                                    ------------

MISCELLANEOUS MATERIALS &
PROCESSING 0.81%
Rogers Corp.*^                                            165,660          8,192
                                                                    ------------

OIL: CRUDE PRODUCERS 1.87%
Comstock Resources, Inc.*^                                405,800          8,538
Unit Corp.*^                                              322,850         10,412
                                                                    ------------
TOTAL                                                                     18,950
                                                                    ------------

OIL: INTEGRATED DOMESTIC 0.84%
KCS Energy Services, Inc.*^                               575,000          8,499
                                                                    ------------

PRODUCTION TECHNOLOGY
EQUIPMENT 1.43%
Varian Semiconductor
Equipment Associates,
Inc.*^                                                    483,600         14,445
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JULY 31, 2004

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
RESTAURANTS 2.49%
P.F. Chang's China Bistro,
Inc.*^                                                    220,545   $      9,799
Rare Hospitality Int'l.,
Inc.*^                                                    359,770         10,149
Red Robin Gourmet
Burgers, Inc.*                                            155,600          5,306
                                                                    ------------
TOTAL                                                                     25,254
                                                                    ------------

RETAIL 4.25%
1-800-FLOWERS.COM,
Inc. Class A*^                                            132,900          1,002
Blue Nile Inc.*^                                          249,410          7,021
Cabela's, Inc.*^                                           50,690          1,361
Electronics Boutique
Holdings Corp.*^                                          163,000          4,093
Linens 'N Things, Inc.*^                                   75,600          2,013
Overstock.com, Inc.*                                      155,830          5,465
Pacific Sunwear of
California, Inc.*                                         367,400          7,495
RedEnvelope, Inc.*^                                       277,200          2,087
Tractor Supply Co.*^                                      186,900          6,777
United Natural Foods,
Inc.*^                                                    264,900          5,740
                                                                    ------------
TOTAL                                                                     43,054
                                                                    ------------

SAVINGS & LOAN 0.83%
Commercial Capital
Bancorp, Inc.^                                            380,587          8,361
                                                                    ------------

SCIENTIFIC EQUIPMENT &
SUPPLIES 0.67%
Varian, Inc.*^                                            178,680          6,772
                                                                    ------------

SERVICES: COMMERCIAL 9.41%
Administaff, Inc.*^                                       291,470          3,877
Charles River Associates,
Inc.*^                                                    181,220          5,806
Corporate Executive Board
Co. (The)^                                                216,333         12,266
Costar Group, Inc.*^                                      179,010          7,599
Forrester Research, Inc.*^                                364,510          6,507
G & K Services, Inc.^                                     118,480   $      4,564
Gevity HR, Inc.^                                          134,320          2,791
Heidrick & Struggles
Int'l., Inc.*^                                            304,539          8,058
Korn/Ferry International,
Inc.*^                                                    427,900          7,630
Navigant Consulting Co.*^                                 740,070         15,504
Resources Connection,
Inc.*^                                                    389,920         15,121
Wireless Facilities, Inc.*^                               759,500          5,681
                                                                    ------------
TOTAL                                                                     95,404
                                                                    ------------

SHOES 0.63%
Kenneth Cole Productions,
Inc.^                                                     197,490          6,337
                                                                    ------------

STEEL 0.87%
Schnitzer Steel Industries,
Inc. Class A^                                             284,799          8,809
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT 0.89%
Plantronics, Inc.                                         234,400          9,067
                                                                    ------------

TEXTILES APPAREL MANUFACTURERS 1.52%
Guess, Inc.*^                                             402,810          6,525
Warnaco Group, Inc.*^                                     470,200          8,887
                                                                    ------------
TOTAL                                                                     15,412
                                                                    ------------

TRUCKERS 2.18%
Forward Air Corp.*^                                       216,880          8,612
Landstar System Inc.*^                                    269,840         13,441
                                                                    ------------
TOTAL                                                                     22,053
                                                                    ------------
TOTAL COMMON STOCKS
(cost $963,089,943)                                                      984,036
                                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
JULY 31, 2004

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 27.61%

COLLATERAL FOR SECURITIES ON LOAN 24.76%
State Street Navigator Securities
Lending Prime
Portfolio, 1.28%(b)                                   250,905,196   $    250,905
                                                                    ------------

                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                        ---------

REPURCHASE AGREEMENT 2.85%
Repurchase Agreement
dated 7/30/2004,
1.20% due 8/2/2004
with State Street
Bank & Trust Co.
collateralized by
$26,615,000 of Federal
National Mortgage
Assoc. at zero coupon
due 3/15/2012; value:
$29,509,381;
proceeds: $28,929,971                                  $   28,927         28,927
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $279,832,275)                                                      279,832
                                                                    ============
TOTAL INVESTMENTS IN SECURITIES 124.72%
(cost $1,242,922,218)                                                  1,263,868
                                                                    ============
LIABILITIES IN EXCESS OF OTHER ASSETS
(24.72%)                                                                (250,496)
                                                                    ------------
NET ASSETS 100.00%                                                  $  1,013,372
                                                                    ============

  *  Non-income producing security.
  ^  Security (or a portion of security) on loan. See Note 5.
(a)  Foreign security traded in U.S. dollars.
(b)  Rate shown reflects 7 day yield as of July 31, 2004.
ADR  American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2004

ASSETS:
   Investment in securities, at value (cost $1,242,922,218)                             $  1,263,867,595
   Cash                                                                                           68,422
   Receivables:
     Interest and dividends                                                                       51,666
     Investment securities sold                                                               37,929,182
     Capital shares sold                                                                       1,067,080
   Prepaid expenses and other assets                                                             230,903
--------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                            1,303,214,848
--------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                                                 250,905,196
   Payables:
     Investment securities purchased                                                          34,634,267
     Capital shares reacquired                                                                 2,256,801
     Management fee                                                                              486,081
     12b-1 distribution fees                                                                     475,852
     Fund administration                                                                          55,134
     Directors' fees                                                                             462,891
     To affiliate                                                                                  3,683
   Accrued expenses and other liabilities                                                        563,358
--------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                         289,843,263
========================================================================================================
NET ASSETS                                                                              $  1,013,371,585
========================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                         $  1,097,715,599
Accumulated net investment loss                                                                 (462,891)
Accumulated net realized loss on investments                                                (104,826,500)
Net unrealized appreciation on investments                                                    20,945,377
--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $  1,013,371,585
========================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                          $    556,320,493
Class B Shares                                                                          $    122,118,579
Class C Shares                                                                          $     69,894,880
Class P Shares                                                                          $     81,006,838
Class Y Shares                                                                          $    184,030,795
OUTSTANDING SHARES BY CLASS:
Class A Shares (875 million shares of common stock authorized, $.001 par value)               40,368,081
Class B Shares (40 million shares of common stock authorized, $.001 par value)                 9,332,111
Class C Shares (25 million shares of common stock authorized, $.001 par value)                 5,320,731
Class P Shares (30 million shares of common stock authorized, $.001 par value)                 5,920,796
Class Y Shares (30 million shares of common stock authorized, $.001 par value)                13,033,409
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                          $          13.78
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                         $          14.62
Class B Shares-Net asset value                                                          $          13.09
Class C Shares-Net asset value                                                          $          13.14
Class P Shares-Net asset value                                                          $          13.68
Class Y Shares-Net asset value                                                          $          14.12
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2004

INVESTMENT INCOME:
Dividends                                                                               $      1,778,612
Interest                                                                                         326,921
Securities lending-net                                                                           671,855
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                        2,777,388
--------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                                 6,128,926
12b-1 distribution plan-Class A                                                                2,330,735
12b-1 distribution plan-Class B                                                                1,449,414
12b-1 distribution plan-Class C                                                                  879,441
12b-1 distribution plan-Class P                                                                  432,229
Shareholder servicing                                                                          2,409,692
Professional                                                                                      60,154
Reports to shareholders                                                                          177,000
Fund administration                                                                              470,314
Custody                                                                                           89,011
Directors' fees                                                                                   22,452
Registration                                                                                      96,500
Subsidy (see Note 3)                                                                             112,946
Other                                                                                              2,836
--------------------------------------------------------------------------------------------------------
Gross expenses                                                                                14,661,650
   Expense reductions                                                                             (9,885)
--------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                  14,651,765
--------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                          (11,874,377)
========================================================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in unaffiliated issuers                                     236,203,460
Net realized loss on investment in affiliated issuer                                          (8,337,983)
Net change in unrealized appreciation/depreciation on investments                           (176,789,464)
========================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                              51,076,013
========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $     39,201,636
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      FOR THE YEAR ENDED    FOR THE YEAR ENDED
DECREASE IN NET ASSETS                                                                     JULY 31, 2004         JULY 31, 2003
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                                     $    (11,874,377)     $    (11,024,280)
Net realized gain (loss) on investments                                                      227,865,477          (241,186,626)
Net change in unrealized appreciation/depreciation on investments                           (176,789,464)          452,743,946
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          39,201,636           200,533,040
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                            219,993,474           189,416,523
Cost of shares reacquired                                                                   (384,281,681)         (502,216,123)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                                          (164,288,207)         (312,799,600)
==============================================================================================================================
NET DECREASE IN NET ASSETS                                                                  (125,086,571)         (112,266,560)
==============================================================================================================================
NET ASSETS:
Beginning of year                                                                          1,138,458,156         1,250,724,716
------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                             $  1,013,371,585      $  1,138,458,156
==============================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                                         $       (462,891)     $       (468,480)
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                   YEAR ENDED 7/31                  2/1/2001              YEAR ENDED 1/31
                                      ----------------------------------------         TO            -------------------------
                                         2004           2003           2002        7/31/2001*           2001           2000
PER SHARE OPERATING PERFORMANCE
 (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $    13.44     $    11.11     $    14.76     $    17.10        $    19.55     $    16.25
                                      ==========     ==========     ==========     ==========        ==========     ==========
Investment operations
  Net investment loss(a)                    (.14)          (.11)          (.13)          (.07)             (.12)          (.11)
  Net realized and
    unrealized gain (loss)                   .48           2.44          (3.52)         (2.27)            (1.61)          4.10
                                      ----------     ----------     ----------     ----------        ----------     ----------
    Total from investment
      operations                             .34           2.33          (3.65)         (2.34)            (1.73)          3.99
                                      ----------     ----------     ----------     ----------        ----------     ----------
Distributions to shareholders
  from net realized gain                       -              -              -              -              (.72)          (.69)
                                      ----------     ----------     ----------     ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD        $    13.78     $    13.44     $    11.11     $    14.76        $    17.10     $    19.55
                                      ==========     ==========     ==========     ==========        ==========     ==========

Total Return(b)                             2.53%         20.97%        (24.73)%       (13.68)%(c)        (9.37)%        25.33%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                              1.18%          1.29%          1.24%           .61%(c)          1.11%          1.20%
  Expenses, excluding expense
    reductions                              1.18%          1.29%          1.24%           .61%(c)          1.11%          1.20%
  Net investment loss                       (.94)%         (.95)%         (.91)%         (.46)%(c)         (.66)%         (.64)%

                                                   YEAR ENDED 7/31                  2/1/2001              YEAR ENDED 1/31
                                      ----------------------------------------         TO            -------------------------
SUPPLEMENTAL DATA:                       2004           2003           2002        7/31/2001*           2001           2000
==============================================================================================================================
  Net assets, end of
    period (000)                      $  556,320     $  609,041     $  718,944     $1,070,737        $1,309,513     $1,742,136
  Portfolio turnover rate                 115.55%         71.59%         47.37%         22.14%            37.86%         50.13%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                   YEAR ENDED 7/31                  2/1/2001              YEAR ENDED 1/31
                                      ----------------------------------------         TO            -------------------------
                                         2004           2003           2002        7/31/2001*           2001           2000
PER SHARE OPERATING PERFORMANCE
 (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $    12.84     $    10.69     $    14.27     $    16.58        $    19.09     $    15.98
                                      ==========     ==========     ==========     ==========        ==========     ==========
Investment operations
  Net investment loss(a)                    (.22)          (.17)          (.20)          (.11)             (.23)          (.21)
  Net realized and
    unrealized gain (loss)                   .47           2.32          (3.38)         (2.20)            (1.56)          4.01
                                      ----------     ----------     ----------     ----------        ----------     ----------
    Total from investment
      operations                             .25           2.15          (3.58)         (2.31)            (1.79)          3.80
                                      ----------     ----------     ----------     ----------        ----------     ----------
Distributions to shareholders
  from net realized gain                       -              -              -              -              (.72)          (.69)
                                      ----------     ----------     ----------     ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD        $    13.09     $    12.84     $    10.69     $    14.27        $    16.58     $    19.09
                                      ==========     ==========     ==========     ==========        ==========     ==========

Total Return(b)                             1.95%         20.11%        (25.09)%       (13.93)%(c)        (9.92)%        24.55%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                              1.82%          1.92%          1.85%           .91%(c)          1.75%          1.79%
  Expenses, excluding expense
    reductions                              1.82%          1.92%          1.85%           .91%(c)          1.75%          1.79%
  Net investment loss                      (1.58)%        (1.58)%        (1.50)%         (.76)%(c)        (1.31)%        (1.24)%

                                                   YEAR ENDED 7/31                  2/1/2001              YEAR ENDED 1/31
                                      ----------------------------------------         TO            -------------------------
SUPPLEMENTAL DATA:                       2004           2003           2002        7/31/2001*           2001           2000
==============================================================================================================================
  Net assets, end of
    period (000)                      $  122,119     $  141,698     $  140,608     $  228,279        $  289,393     $  363,168
  Portfolio turnover rate                 115.55%         71.59%         47.37%         22.14%            37.86%         50.13%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                   YEAR ENDED 7/31                  2/1/2001              YEAR ENDED 1/31
                                      ----------------------------------------         TO            -------------------------
                                         2004           2003           2002        7/31/2001*           2001           2000
PER SHARE OPERATING PERFORMANCE
 (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $    12.89     $    10.73     $    14.28     $    16.60        $    19.11     $    16.00
                                      ==========     ==========     ==========     ==========        ==========     ==========
Investment operations
  Net investment loss(a)                    (.22)          (.17)          (.16)          (.11)             (.23)          (.21)
  Net realized and
    unrealized gain (loss)                   .47           2.33          (3.39)         (2.21)            (1.56)          4.01
                                      ----------     ----------     ----------     ----------        ----------     ----------
    Total from investment
      operations                             .25           2.16          (3.55)         (2.32)            (1.79)          3.80
                                      ----------     ----------     ----------     ----------        ----------     ----------
Distributions to shareholders
  from net realized gain                       -              -              -              -              (.72)          (.69)
                                      ----------     ----------     ----------     ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD        $    13.14     $    12.89     $    10.73     $    14.28        $    16.60     $    19.11
                                      ==========     ==========     ==========     ==========        ==========     ==========

Total Return(b)                             1.94%         20.13%        (24.86)%       (13.98)%(c)        (9.86)%        24.45%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                              1.82%          1.92%          1.57%           .91%(c)          1.75%          1.79%
  Expenses, excluding expense
    reductions                              1.82%          1.92%          1.57%           .91%(c)          1.75%          1.79%
  Net investment loss                      (1.58)%        (1.58)%        (1.22)%         (.76)%(c)        (1.31)%        (1.24)%

                                                   YEAR ENDED 7/31                  2/1/2001              YEAR ENDED 1/31
                                      ----------------------------------------         TO            -------------------------
SUPPLEMENTAL DATA:                       2004           2003           2002        7/31/2001*           2001           2000
==============================================================================================================================
   Net assets, end of
     period (000)                     $   69,895     $   87,959     $   95,423     $  168,691        $  225,189     $  302,528
   Portfolio turnover rate                115.55%         71.59%         47.37%         22.14%            37.86%         50.13%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                   YEAR ENDED 7/31                  2/1/2001              YEAR ENDED 1/31
                                      ----------------------------------------         TO            -------------------------
                                         2004           2003           2002        7/31/2001*           2001           2000
PER SHARE OPERATING PERFORMANCE
 (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $    13.35     $    11.05     $    14.67     $    17.00        $    19.46     $    16.19
                                      ==========     ==========     ==========     ==========        ==========     ==========
Investment operations
  Net investment loss(a)                    (.15)          (.11)          (.13)          (.07)             (.14)          (.12)
  Net realized and
    unrealized gain (loss)                   .48           2.41          (3.49)         (2.26)            (1.60)          4.08
                                      ----------     ----------     ----------     ----------        ----------     ----------
    Total from investment
      operations                             .33           2.30          (3.62)         (2.33)            (1.74)          3.96
                                      ----------     ----------     ----------     ----------        ----------     ----------
Distributions to shareholders
  from net realized gain                       -              -              -              -              (.72)          (.69)
                                      ----------     ----------     ----------     ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD        $    13.68     $    13.35     $    11.05     $    14.67        $    17.00     $    19.46
                                      ==========     ==========     ==========     ==========        ==========     ==========

Total Return(b)                             2.47%         20.81%        (24.68)%       (13.71)%(c)        (9.47)%        25.24%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                              1.27%          1.37%          1.30%           .63%(c)          1.20%          1.25%
  Expenses, excluding expense
    reductions                              1.27%          1.37%          1.30%           .63%(c)          1.20%          1.25%
  Net investment loss                      (1.03)%        (1.03)%         (.96)%         (.49)%(c)         (.76)%         (.70)%

                                                   YEAR ENDED 7/31                  2/1/2001              YEAR ENDED 10/31
                                      ----------------------------------------         TO            -------------------------
SUPPLEMENTAL DATA:                       2004           2003           2002        7/31/2001*           2001           2000
==============================================================================================================================
   Net assets, end of
     period (000)                     $   81,007     $   89,452     $   82,576     $  121,444        $  155,975     $  155,611
   Portfolio turnover rate                115.55%         71.59%         47.37%         22.14%            37.86%         50.13%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                   YEAR ENDED 7/31                  2/1/2001              YEAR ENDED 1/31
                                      ----------------------------------------         TO            -------------------------
                                         2004           2003           2002        7/31/2001*           2001           2000
PER SHARE OPERATING PERFORMANCE
 (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $    13.72     $    11.30     $    14.94     $    17.28        $    19.70     $    16.30
                                      ==========     ==========     ==========     ==========        ==========     ==========
Investment operations
  Net investment loss(a)                    (.09)          (.07)          (.07)          (.04)             (.06)          (.05)
  Net realized and
    unrealized gain (loss)                   .49           2.49          (3.57)         (2.30)            (1.64)          4.14
                                      ----------     ----------     ----------     ----------        ----------     ----------
    Total from investment
      operations                             .40           2.42          (3.64)         (2.34)            (1.70)          4.09
                                      ----------     ----------     ----------     ----------        ----------     ----------
Distributions to shareholders
  from net realized gain                       -              -              -              -              (.72)          (.69)
                                      ----------     ----------     ----------     ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD        $    14.12     $    13.72     $    11.30     $    14.94        $    17.28     $    19.70
                                      ==========     ==========     ==========     ==========        ==========     ==========

Total Return(b)                             2.92%         21.42%        (24.36)%       (13.54)%(c)        (9.13)%        25.88%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                               .81%           .92%           .85%           .41%(c)           .75%           .81%
  Expenses, excluding expense
    reductions                               .81%           .92%           .85%           .41%(c)           .75%           .81%
  Net investment loss                       (.58)%         (.58)%         (.51)%         (.26)%(c)         (.31)%         (.26)%

                                                   YEAR ENDED 7/31                  2/1/2001              YEAR ENDED 10/31
                                      ----------------------------------------         TO            -------------------------
SUPPLEMENTAL DATA:                       2004           2003           2002        7/31/2001*           2001           2000
==============================================================================================================================
   Net assets, end of
     period (000)                     $  184,031     $  210,308     $  213,173     $  310,416        $  350,224     $  349,238
   Portfolio turnover rate                115.55%         71.59%         47.37%         22.14%            37.86%         50.13%
==============================================================================================================================

*    The Fund changed its fiscal year-end from January 31 to July 31.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on July 11, 1973.

The Fund's investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

--------------------------------
First $100 million          .75%
Over $100 million           .50%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                     CLASS A           CLASS B          CLASS C          CLASS P
------------------------------------------------------------------------------------
Service                    .25%              .25%             .25%             .20%
Distribution               .10%(1)           .75%             .75%             .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. The Fund collected $4,062 of CDSCs during the year.

Class Y does not have a distribution plan.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Alpha Series of Lord Abbett Securities Trust ("Alpha Series") pursuant to which each Underlying Fund pays a portion of the expenses of Alpha Series in proportion to the average daily value of the Underlying Fund shares owned by Alpha Series. Amounts paid pursuant to the Servicing Arrangement are included in subsidy expense on the Statement of Operations.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the year ended July 31, 2004:

DISTRIBUTOR        DEALERS'
COMMISSIONS        CONCESSIONS
------------------------------
$ 82,621         $  454,930

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of July 31, 2004, the Fund's components of accumulated losses on a tax basis are as follows:

Capital loss carryforwards*         $  (102,041,590)
Temporary differences                      (462,891)
Unrealized gains - net                   18,160,467
---------------------------------------------------
   Total accumulated losses - net   $   (84,344,014)
===================================================

* As of July 31, 2004, the Fund has a capital loss carryforward of $102,041,590 expiring on July 31, 2011.

As of July 31, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                            $  1,245,707,128
----------------------------------------------------
Gross unrealized gain                    103,042,260
Gross unrealized loss                    (84,881,793)
----------------------------------------------------
   Net unrealized security gain     $     18,160,467
====================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended July 31, 2004, have been reclassified among the components of net assets based on their tax basis treatment as follows:

ACCUMULATED NET              PAID-IN
INVESTMENT LOSS              CAPITAL
------------------------------------
$ 11,879,966         $   (11,879,966)

The permanent difference is primarily attributable to tax net investment losses.

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of July 31, 2004, the value of securities loaned for the Fund is $249,346,327. These loans are collateralized by cash of $250,905,196, which is invested in a restricted money market account, and U.S. Treasury securities with a value of $2,434,909 for a total of $253,340,105. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $287,938 for the year ended July 31, 2004, which are netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the year ended July 31, 2004 are as follows:

PURCHASES           SALES
-------------------------------------
$ 1,313,562,172     $   1,492,251,212

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2004.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .09%. As of July 31, 2004, there are no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. TRANSACTIONS WITH AFFILIATED ISSUER

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting shares of the underlying issuer at any time during the fiscal year. The Fund had the following transactions with an affiliated issuer during the year ended July 31, 2004:

                                                                                                      REALIZED         DIVIDEND
                               BALANCE OF                                BALANCE OF       VALUE           LOSS           INCOME
                              SHARES HELD       GROSS          GROSS    SHARES HELD          AT       8/1/2003         8/1/2003
AFFILIATED ISSUER            AT 7/31/2003   PURCHASES          SALES   AT 7/31/2004   7/31/2004   TO 7/31/2004     TO 7/31/2004
-------------------------------------------------------------------------------------------------------------------------------
eMerge Interactive, Inc.        2,671,400           -     (2,671,400)             -   $       -   $ (8,337,983)  $            -

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                          YEAR ENDED                            YEAR ENDED
                                       JULY 31, 2004                         JULY 31, 2003
------------------------------------------------------------------------------------------
CLASS A SHARES           SHARES             AMOUNT             SHARES             AMOUNT
------------------------------------------------------------------------------------------
Shares sold             7,913,887    $   117,107,416          9,194,781    $   101,880,668
Shares reacquired     (12,856,957)      (190,487,121)       (28,566,513)      (321,522,955)
------------------------------------------------------------------------------------------
Decrease               (4,943,070)   $   (73,379,705)       (19,371,732)   $  (219,642,287)
------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------
Shares sold               642,912    $     9,062,999            763,336    $     8,078,391
Shares reacquired      (2,342,285)       (33,014,458)        (2,889,121)       (30,082,230)
------------------------------------------------------------------------------------------
Decrease               (1,699,373)   $   (23,951,459)        (2,125,785)   $   (22,003,839)
------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------
Shares sold               439,945    $     6,271,153            373,719    $     3,958,773
Shares reacquired      (1,941,195)       (27,490,734)        (2,447,702)       (25,934,535)
------------------------------------------------------------------------------------------
Decrease               (1,501,250)   $   (21,219,581)        (2,073,983)   $   (21,975,762)
------------------------------------------------------------------------------------------

CLASS P SHARES
------------------------------------------------------------------------------------------
Shares sold             2,424,028    $    35,726,440          2,270,661    $    25,052,738
Shares reacquired      (3,201,292)       (47,567,596)        (3,046,175)       (33,298,487)
------------------------------------------------------------------------------------------
Decrease                 (777,264)   $   (11,841,156)          (775,514)   $    (8,245,749)
------------------------------------------------------------------------------------------

CLASS Y SHARES
------------------------------------------------------------------------------------------
Shares sold             3,413,555    $    51,825,466          4,488,487    $    50,445,953
Shares reacquired      (5,707,488)       (85,721,772)        (8,024,064)       (91,377,916)
------------------------------------------------------------------------------------------
Decrease               (2,293,933)   $   (33,896,306)        (3,535,577)   $   (40,931,963)
------------------------------------------------------------------------------------------

13. SUBSEQUENT EVENT

Effective October 1, 2004, Distributor will pay the one-time distribution fee of up to 1% on certain qualifying purchases of Class A shares of the Fund. Such payments are currently made by the Fund. The Fund will continue to amortize the prepaid distribution fee balance outstanding at September 30, 2004, which is generally amortized over a two-year period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT DEVELOPING GROWTH FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Developing Growth Fund, Inc. (the "Fund"), as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Developing Growth Fund, Inc. as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York
September 24, 2004

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors (the "Board") is responsible for the management of the business and affairs of Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR
The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                   CURRENT POSITION
    NAME, ADDRESS AND              LENGTH OF SERVICE                PRINCIPAL OCCUPATION                        OTHER
     DATE OF BIRTH                     WITH FUND                   DURING PAST FIVE YEARS                   DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                    Director since 1995;       Managing Partner and Chief            N/A
Lord, Abbett & Co. LLC           Chairman since 1996        Investment Officer of Lord Abbett
90 Hudson Street                                            since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                              ---------------------

INDEPENDENT DIRECTORS
The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                   CURRENT POSITION
    NAME, ADDRESS AND              LENGTH OF SERVICE                PRINCIPAL OCCUPATION                        OTHER
     DATE OF BIRTH                     WITH FUND                   DURING PAST FIVE YEARS                   DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW                Director since 1994        Managing General Partner, Bigelow     Currently serves as director of
Bigelow Media, LLC                                          Media, LLC (since 2000); Senior       Adelphia Communications, Inc.,
41 Madison Ave.,                                            Adviser, Time Warner Inc. (1998 -     Crane Co., and Huttig Building
Suite 3810                                                  2000); Acting Chief Executive         Products Inc.
New York, NY                                                Officer of Courtroom Television
Date of Birth: 10/22/1941                                   Network (1997 - 1998); President
                                                            and Chief Executive Officer of Time
                                                            Warner Cable Programming, Inc.
                                                            (1991 - 1997).

WILLIAM H.T. BUSH                Director since 1998        Co-founder and Chairman of the        Currently serves as director of
Bush-O'Donnell & Co., Inc.                                  Board of the financial advisory       Wellpoint Health Networks, Inc.,
101 South Hanley Road                                       firm of Bush- O'Donnell & Company     DT Industries Inc., and
Suite 1250                                                  (since 1986).                         Engineered Support Systems, Inc.
St. Louis, MO
Date of Birth: 7/14/1938

                                   CURRENT POSITION
    NAME, ADDRESS AND              LENGTH OF SERVICE                PRINCIPAL OCCUPATION                        OTHER
     DATE OF BIRTH                     WITH FUND                   DURING PAST FIVE YEARS                   DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.           Director since 1998        Managing Director of Monitor          Currently serves as director of
Monitor Clipper Partners                                    Clipper Partners (since 1997) and     Avondale, Inc. and Interstate
650 Madison Ave., 9th Fl.                                   President of Clipper Asset            Bakeries Corp.
New York, NY                                                Management Corp. (since 1991), both
Date of Birth: 10/25/1942                                   private equity investment funds.

JULIE A. HILL                    Director since 2004        Owner and CEO of the Hillsdale        Currently serves as director of
20 Via Diamante                                             Companies, a business consulting      Wellpoint Health Networks, Inc.;
Newport Coast, CA                                           firm (1997 - present); Founder,       Resources Connection Inc.; Holcim
Date of Birth: 7/16/1946                                    President and Owner of the            (US) Inc. (parent company Holcim
                                                            Hiram-Hill and Hillsdale              Ltd).
                                                            Development Companies from 1998 to
                                                            2001.

FRANKLIN W. HOBBS                Director since 2000        Senior Advisor (since April 2003)     Currently serves as director of
Houlihan Lokey                                              and Former Chief Executive Officer    Adolph Coors Company.
Howard & Zukin                                              of Houlihan Lokey Howard & Zukin,
685 Third Ave.                                              an investment bank (January 2002 -
New York, NY                                                April 2003); Chairman of Warburg
Date of Birth: 7/30/1947                                    Dillon Read (1999 - 2001); Global
                                                            Head of Corporate Finance of SBC
                                                            Warburg Dillon Read (1997 - 1999);
                                                            Chief Executive Officer of Dillon,
                                                            Read & Co. (1994 - 1997).

C. ALAN MACDONALD                Director since 1988        Retired - General Business and        Currently serves as director of
415 Round Hill Road                                         Governance Consulting (since 1992);   Lincoln Snacks, and H.J. Baker
Greenwich, CT                                               formerly President and CEO of
Date of Birth: 5/19/1933                                    Nestle Foods.

THOMAS J. NEFF                   Director since 1982        Chairman of Spencer Stuart, an        Currently serves as director of
Spencer Stuart                                              executive search consulting firm      Ace, Ltd. and Exult, Inc.
277 Park Avenue                                             (since 1996); President of Spencer
New York, NY                                                Stuart (1979 - 1996).
Date of Birth: 10/2/1937

OFFICERS
None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

           NAME AND                  CURRENT POSITION                LENGTH OF SERVICE                   PRINCIPAL OCCUPATION
        (DATE OF BIRTH)                  WITH FUND                  OF CURRENT POSITION                 DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                    Chief Executive Officer                Elected in 1995           Managing Partner and Chief
(3/8/1945)                       and President                                                    Investment Officer of Lord Abbett
                                                                                                  since 1996.

F. THOMAS O'HALLORAN             Executive Vice President               Elected in 2001           Partner and Investment Manager,
(2/19/1955)                                                                                       joined Lord Abbett in 2001,
                                                                                                  formerly Executive
                                                                                                  Director/Senior Research Analyst
                                                                                                  at Dillon Read/UBS Warburg.

TRACIE E. AHERN                  Vice President                         Elected in 1999           Partner and Director of Portfolio
(1/12/1968)                                                                                       Accounting and Operations, joined
                                                                                                  Lord Abbett in 1999, prior
                                                                                                  thereto Vice President - Head of
                                                                                                  Fund Administration of Morgan
                                                                                                  Grenfell.

JAMES W. BERNAICHE               Chief Compliance Officer               Elected in 2004           Chief Compliance Officer, joined
(7/28/1956)                                                                                       Lord Abbett in 2001, prior
                                                                                                  thereto Vice President and Chief
                                                                                                  Compliance Officer of Credit
                                                                                                  Suisse Asset Management, LLC.

JOAN A. BINSTOCK                 Chief Financial Officer                Elected in 1999           Partner and Chief Operations
(3/4/1954)                       and Vice President                                               Officer, joined Lord Abbett in
                                                                                                  1999, prior thereto Chief
                                                                                                  Operating Officer of Morgan
                                                                                                  Grenfell.

DANIEL E. CARPER                 Vice President                         Elected in 1986           Partner, joined Lord Abbett in
(1/22/1952)                                                                                       1979.

JOHN J. DICHIARO                 Vice President                         Elected in 2001           Partner and Senior Strategy
(7/30/1957)                                                                                       Coordinator - Small Cap Growth,
                                                                                                  joined Lord Abbett in 2000, prior
                                                                                                  thereto Vice President -
                                                                                                  Securities Group of Wafra
                                                                                                  Investment Advisory Group.

LESLEY-JANE DIXON                Vice President                         Elected in 1999           Partner and Senior Research
(1/1/1964)                                                                                        Analyst, joined Lord Abbett in
                                                                                                  1995.

PAUL A. HILSTAD                  Vice President and                     Elected in 1995           Partner and General Counsel,
(12/13/1942)                     Secretary                                                        joined Lord Abbett in 1995.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

           NAME AND                  CURRENT POSITION                LENGTH OF SERVICE                   PRINCIPAL OCCUPATION
        (DATE OF BIRTH)                  WITH FUND                  OF CURRENT POSITION                 DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
LAWRENCE H. KAPLAN               Vice President and                     Elected in 1997           Partner and Deputy General
(1/16/1957)                      Assistant Secretary                                              Counsel, joined Lord Abbett in
                                                                                                  1997.

ROBERT G. MORRIS                 Vice President                         Elected in 1995           Partner and Director of Equity
(11/6/1944)                                                                                       Investments, joined Lord Abbett
                                                                                                  in 1991.

A. EDWARD OBERHAUS, III          Vice President                         Elected in 1996           Partner and Manager of Equity
 (12/21/1959)                                                                                     Trading, joined Lord Abbett in
                                                                                                  1983.

CHRISTINA T. SIMMONS             Vice President and                     Elected in 2000           Assistant General Counsel, joined
(11/12/1957)                     Assistant Secretary                                              Lord Abbett in 1999, formerly
                                                                                                  Assistant General Counsel of
                                                                                                  Prudential Investments from 1998
                                                                                                  to 1999, prior thereto Counsel
                                                                                                  of Drinker, Biddle & Reath LLP,
                                                                                                  a law firm.

BERNARD J. GRZELAK               Treasurer                              Elected in 2003           Director of Fund Administration,
(6/12/1971)                                                                                       joined Lord Abbett in 2003,
                                                                                                  formerly Vice President, Lazard
                                                                                                  Asset Management LLC from 2000
                                                                                                  to 2003, prior thereto Manager
                                                                                                  of Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Directors. It is available free upon request.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information as to how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2004, are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's web site at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]



          This report when not used for the general
        information of shareholders of the Fund is to
       be distributed only if preceded or accompanied
                by a current Fund Prospectus.

                                                            Lord Abbett Developing Growth Fund, Inc.

     Lord Abbett Mutual Fund shares are distributed by:                                                   LADG-2-704
                 LORD ABBETT DISTRIBUTOR LLC                                                                  (9/04)
    90 Hudson Street - Jersey City, New Jersey 07302-3973

ITEM 2:   CODE OF ETHICS.

     (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended July 31, 2004 (the "Period").

     (b) Not applicable.

     (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

     (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

     (e) Not applicable.

     (f) See Item 11(a) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.

         The Registrant's Board of Directors has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2004 and 2003 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                             FISCAL YEAR ENDED:
                                             2004          2003
Audit Fees {a}                             $   37,000   $   35,000
Audit-Related Fees {b}                            238          376
                                           -----------------------
Total audit and audit-related fees             37,238       35,376
                                           -----------------------

Tax Fees {c}                                    6,826        6,863
All Other Fees {d}                                384            -
                                           -----------------------

   Total Fees                              $   44,448   $   42,239
                                           -----------------------

----------
     {a} Consists of fees for audits of the Registrant's annual financial statements.

     {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

     {c} Fees for the fiscal year ended July 31, 2004 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

     Fees for the fiscal year ended July 31, 2003 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies.

     {d} Consists of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

               - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
               - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended July 31, 2004 and 2003 were:

                                             FISCAL YEAR ENDED:
                                             2004          2003
All Other Fees {a}                         $   81,900   $   77,000

----------
     {a} Fees for the fiscal year ended July 31, 2004 consist of fees of $81,900 for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's operations and general computer controls over equity securities processing for institutional and mutual fund accounts ("SAS 70 Report").

     Fees for the fiscal year ended July 31, 2003 consist of fees of $2,000 for testing of Business Continuity Planning and $75,000 for the SAS 70 Report.

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended July 31, 2004 and 2003 were:

                                             FISCAL YEAR ENDED:
                                             2004          2003
All Other Fees {b}                         $   11,378          -0-

----------
     {b} Fees for the fiscal year ended July 31, 2004 represent fees for testing of Anti-Money Laundering Compliance.

(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.
           Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.
           Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
           Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
           Not applicable.

ITEM 9:   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
          Not Applicable.

ITEM 10:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of September 24, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:  EXHIBITS.

     (a)(1)  Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                     LORD ABBET DEVELOPING GROWTH
                                     FUND, INC.

                                     /s/Robert S. Dow
                                     ----------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President


                                     /s/Joan A. Binstock
                                     -------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President


Date: September 24, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                     LORD ABBETT DEVELOPING
                                     GROWTH FUND, INC.

                                     /s/Robert S. Dow
                                     ----------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President


                                     /s/Joan A. Binstock
                                     -------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President


Date: September 24, 2004